Share-based payments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Benefit arising from cash-settled share-based payments transactions	$ (1,131)	$ (119)	$ (4,365)
Expense arising from equity-settled share-based payments transactions	6,309	6,048	5,074
Total expense arising from share-based payments transactions	$ 5,178	$ 5,929	$ 709